Document and Entity Information	Sep. 25, 2020
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001408198
Document Type	8-K
Document Period End Date	Sep. 25, 2020
Entity Registrant Name	MSCI Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33812
Entity Tax Identification Number	13-4038723
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich St.
Entity Address, Address Line Three	49th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	804-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MSCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false